Restatement Of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2012
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement Of Previously Issued Financial Statements

18.            Restatement of Previously Issued Financial Statements

The Company is restating the consolidated financial statements for 2010, 2011 and 2012.  During the preparation of the first quarter 2013 financial statements, the Company identified certain errors as follows:

•

The measurement of depletion expense on its oil and gas properties and related impacts on the limitation of capitalized costs, which resulted in a decrease to depletion expense of $4.6 million in 2010 and increases to depletion expense of $4.2 million and $40.1 million for 2011 and 2012, respectively.

•

The accounting for certain derivative transactions which were previously accounted for as cash flow hedges incorrectly, resulted in the current recognition of all unrealized mark-to-market adjustments, previously recorded in accumulated other comprehensive income (loss) of $6.0 million, $7.9 million and $6.7 million for 2010, 2011 and 2012, net of tax, respectively, to the realized and unrealized gain (loss) on derivatives, net, in the consolidated statements of operations.  Additionally, the previously recognized unrealized gains and losses on these instruments recorded as derivative (income) expense was reclassified to the realized and unrealized gains (losses) on derivatives, net, which was ($0.6) million, ($1.7) million, and ($2.3) million, for 2010, 2011, and 2012, respectively.  Lastly, the amounts previously recognized in oil and gas sales for these derivative transactions were reclassified to realized and unrealized gains (losses) on derivatives, net, and were approximately $40.7 million, $13.9 million, and $23.1 million for gas sales for 2010, 2011 and 2012, respectively, and $0.4 million, ($5.1) million, and ($2.6) million for oil sales, respectively.  As a result of the error correction on the Company’s derivative transactions, there are no other components of comprehensive income aside from net income, and accordingly, the statement of comprehensive income is no longer presented.

•

The reversal of a $48.2 million gain on an unevaluated property sale in 2008 which was not subject to amortization also impacted the measurement of subsequent periods’ depletion expenses included above.  The impact of this error was included as a correction of the prior period error affecting the Company’s beginning equity, net of tax, on January 1, 2010 opening retained earnings.

•

The classification of production taxes, which were previously netted with oil and gas sales, to a new line item within the operating expense section of the consolidated statement of operations, was $5.7 million, $10.3 million, and $9.3 million, in 2010, 2011 and 2012, respectively.

•

The measurement of capitalized interest, which resulted in a $0.8 million increase in oil and gas properties and a corresponding decrease in interest expenses in 2011 (and associated increases in net cash used in investing activities and net cash provided by operating activities), and a $0.8 million decrease in oil and gas properties and a corresponding increase in interest expenses in 2012 (and associated decreases in net cash used in investing activities and net cash provided by operating activities).

•

The presentation of its condensed consolidating financial information pursuant to Rule 3-10 of Regulation S-X to appropriately correct an error in the equity method accounting between the parent, subsidiary guarantors and non-guarantor subsidiaries.

To correctly reflect the correction of these errors for periods prior to 2010, including the adjustments to depletion expenses, limitations of capitalized oil and gas costs, the accounting for derivatives, and the unevaluated property sale, the Company recorded a $33.2 million increase, net of tax, to ending 2009 retained earnings and a $20.8 million decrease, net of tax, to ending 2009 accumulated other comprehensive income in the consolidated statement of shareholders’ equity to adjust the previously reported balance to the As Restated amounts as of this date. The impact of the errors is presented in the tables below (in thousands).

	December 31, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustments	As Restated
Properties being amortized	$1,388,858	$(48,208)	$1,340,650
Accumulated depreciation, depletion, and amortization	(796,014)	28,340	(767,674)
Net oil and gas properties	674,136	(19,868)	654,268
Total assets	799,322	(19,868)	779,454
Deferred income taxes	146,021	(7,425)	138,596
Total other liabilities	428,184	(7,425)	420,759
Total liabilities	493,330	(7,425)	485,905
Retained earnings	241,292	(5,754)	235,538
Accumulated other comprehensive income, net of taxes	6,689	(6,689)	-
Total shareholders' equity attributable to RAAM	304,723	(12,443)	292,280
Total shareholders' equity	305,992	(12,443)	293,549
Total liabilities and shareholders' equity	799,322	(19,868)	779,454
Consolidated Statements of Operations
Gas sales	$83,431	$(19,896)	$63,535
Oil sales	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net	-	20,769	20,769
Total revenues	194,178	9,630	203,808
Production taxes	-	9,314	9,314
Depreciation, depletion and amortization	77,928	40,113	118,041
Derivative income	(2,296)	2,296	-
Total operating expense	134,713	51,723	186,436
Income from operations	59,465	(42,093)	17,372
Interest expense, net	(20,407)	(830)	(21,237)
Total other income (expenses)	(20,930)	(830)	(21,760)
Income (loss) before taxes	38,535	(42,923)	(4,388)
Income tax provision (benefit)	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global	22,984	(26,890)	(3,906)
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$24,298	$(26,890)	$(2,592)
Depreciation, depletion and amortization	79,756	40,112	119,868
Deferred income taxes	36,945	(15,293)	21,652
Change in derivatives, net	8,836	1,240	10,076
Net cash provided by operating activities	129,109	(831)	128,278
Additions to oil and gas properties	(181,331)	831	(180,500)
Net cash used in investing activities	(155,838)	831	(155,007)

	December 31, 2011
	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet
Properties being amortized	$1,203,272	$(47,378)	$1,155,894
Accumulated depreciation, depletion, and amortization	(720,062)	68,454	(651,608)
Net oil and gas properties	594,831	21,076	615,907
Total assets	723,476	21,076	744,552
Deferred income taxes	105,095	7,868	112,963
Total other liabilities	337,521	7,868	345,389
Total liabilities	434,293	7,868	442,161
Retained earnings	224,558	21,136	245,694
Accumulated other comprehensive income, net of taxes	7,928	(7,928)	-
Total shareholders' equity attributable to RAAM	289,228	13,208	302,436
Total shareholders' equity	289,183	13,208	302,391
Total liabilities and shareholders' equity	723,476	21,076	744,552
Consolidated Statements of Operations
Gas sales	$97,456	$(10,392)	$87,064
Oil sales	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net	-	13,650	13,650
Total revenues	199,362	15,074	214,436
Production taxes	-	10,259	10,259
Depreciation, depletion and amortization	67,597	4,166	71,763
Derivative income	(1,700)	1,700	-
Total operating expense	136,814	16,125	152,939
Income from operations	62,548	(1,051)	61,497
Interest expense, net	(17,784)	830	(16,954)
Total other income (expenses)	(19,644)	830	(18,814)
Income before taxes	42,904	(221)	42,683
Income tax provision	17,381	(86)	17,295
Net income including noncontrolling interest	25,523	(135)	25,388
Net income attributable to RAAM Global	23,999	(135)	23,864
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$25,523	$(135)	$25,388
Depreciation, depletion and amortization	69,790	4,167	73,957
Deferred income taxes	15,525	(1,251)	14,274
Change in derivatives, net	(2,864)	(1,951)	(4,815)
Net cash provided by operating activities	172,098	830	172,928
Additions to oil and gas properties	(226,793)	(830)	(227,623)
Net cash used in investing activities	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Operations
Gas sales	$117,176	$(37,845)	$79,331
Oil sales	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net	-	17,417	17,417
Total revenues	197,808	(17,938)	179,870
Production taxes	-	5,732	5,732
Depreciation, depletion and amortization	$71,954	$(4,642)	$67,312
Derivative income	(555)	555	-
Total operating expense	130,169	1,645	131,814
Income from operations	67,639	(19,583)	48,056
Income before taxes	52,673	(19,583)	33,090
Income tax provision	13,440	(7,646)	5,794
Net income including noncontrolling interest	39,233	(11,937)	27,296
Net income attributable to RAAM Global	37,551	(11,937)	25,614
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$39,233	$(11,937)	$27,296
Depreciation, depletion and amortization	73,550	(4,641)	68,909
Deferred income taxes	(19,237)	1,733	(17,504)
Change in derivatives, net	8,825	14,845	23,670
Consolidated Statements of Shareholders' Equity
Retained earnings	$223,570	$21,271	$244,841
Accumulated other comprehensive income, net of taxes	5,977	(5,977)	-
Total shareholders' equity	282,374	12,827	295,201

	December 31, 2009
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Shareholders' Equity
Retained earnings	$187,317	$33,208	$220,525
Accumulated other comprehensive income, net of taxes	20,822	(20,822)	-
Total shareholders' equity	258,499	12,386	270,885

The impact of these same errors as it relates to the Condensed Consolidating Financial Information in Note 15 is presented in the tables below (in thousands).

	December 31, 2012
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	660,543	(19,868)	640,675
Consolidated	674,136	(19,868)	654,268
Total other assets
RAAM Global Energy Company	122,714	382,297	505,011
Eliminations	(113,477)	(382,296)	(495,773)
Total assets
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Deferred income taxes
Subsidiary Guarantors	140,428	(7,426)	133,002
Consolidated	146,021	(7,425)	138,596
Total other liabilities
Subsidiary Guarantors	219,533	(7,426)	212,107
Consolidated	428,184	(7,425)	420,759
Total liabilities
Subsidiary Guarantors	278,280	(7,426)	270,854
Consolidated	493,330	(7,425)	485,905
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(88,747)	381,027	292,280
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	304,723	(12,443)	292,280
Total shareholders' equity
RAAM Global Energy Company	(88,747)	382,296	293,549
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	305,992	(12,443)	293,549
Total liabilities and shareholders' equity
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Condensed Consolidating Statements of Operations
Gas sales
Subsidiary Guarantors	81,599	(19,980)	61,619
Non-guarantor VIEs	1,832	84	1,916
Consolidated	83,431	(19,896)	63,535
Oil sales
Subsidiary Guarantors	107,964	8,627	116,591
Non-guarantor VIEs	2,783	130	2,913
Consolidated	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	20,769	20,769
Consolidated	-	20,769	20,769
Total revenues
Subsidiary Guarantors	189,563	9,416	198,979
Non-guarantor VIEs	4,615	214	4,829
Consolidated	194,178	9,630	203,808
Production taxes
Subsidiary Guarantors	-	9,100	9,100
Non-guarantor VIEs	-	214	214
Consolidated	-	9,314	9,314
Depreciation, depletion and amortization
Subsidiary Guarantors	75,164	40,114	115,278
Non-guarantor VIEs	2,460	(1)	2,459
Consolidated	77,928	40,113	118,041
Derivative income
Subsidiary Guarantors	(2,296)	2,296	-
Consolidated	(2,296)	2,296	-
Total operating expense
Subsidiary Guarantors	126,395	51,510	177,905
Non-guarantor VIEs	2,908	213	3,121
Consolidated	134,713	51,723	186,436
Income from operations
Subsidiary Guarantors	63,168	(42,094)	21,074
Consolidated	59,465	(42,093)	17,372
Interest expense, net
Subsidiary Guarantors	(1,104)	(829)	(1,933)
Consolidated	(20,407)	(830)	(21,237)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	246	246
Eliminations	-	(246)	(246)
Total other income (expenses)
RAAM Global Energy Company	(18,927)	245	(18,682)
Subsidiary Guarantors	(2,003)	(829)	(2,832)
Eliminations	-	(246)	(246)
Consolidated	(20,930)	(830)	(21,760)
Income (loss) before taxes
RAAM Global Energy Company	(24,337)	245	(24,092)
Subsidiary Guarantors	61,165	(42,923)	18,242
Eliminations	-	(246)	(246)
Consolidated	38,535	(42,923)	(4,388)
Income tax provision (benefit)
Subsidiary Guarantors	35,343	(16,033)	19,310
Consolidated	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(2,838)	246	(2,592)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(2,838)	(1,068)	(3,906)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	22,984	(26,890)	(3,906)
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(112)	246	134
Subsidiary Guarantors	125,013	(830)	124,183
Eliminations	-	(246)	(246)
Consolidated	129,109	(831)	128,278
Change in investments between affiliates
RAAM Global Energy Company	7,108	(246)	6,862
Eliminations	-	246	246
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(176,438)	830	(175,608)
Consolidated	(181,331)	831	(180,500)
Net cash provided by (used in) investing activities
RAAM Global Energy Company	6,665	(246)	6,419
Subsidiary Guarantors	(158,290)	830	(157,460)
Eliminations	-	246	246
Consolidated	(155,838)	831	(155,007)

	December 31, 2011
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	583,746	21,076	604,822
Consolidated	594,831	21,076	615,907
Total other assets
RAAM Global Energy Company	124,625	389,042	513,667
Eliminations	(113,477)	(389,041)	(502,518)
Total assets
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Deferred income taxes
Subsidiary Guarantors	99,893	7,868	107,761
Consolidated	105,095	7,868	112,963
Total other liabilities
Subsidiary Guarantors	129,024	7,868	136,892
Consolidated	337,521	7,868	345,389
Total liabilities
Subsidiary Guarantors	218,535	7,868	226,403
Consolidated	434,293	7,868	442,161
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(86,650)	389,086	302,436
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,228	13,208	302,436
Total shareholders' equity
RAAM Global Energy Company	(86,650)	389,041	302,391
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,183	13,208	302,391
Total liabilities and shareholders' equity
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	688	25	713
Subsidiary Guarantors	93,066	(10,620)	82,446
Non-guarantor Subsidiary	2,021	124	2,145
Non-guarantor VIEs	1,681	79	1,760
Consolidated	97,456	(10,392)	87,064
Oil sales
RAAM Global Energy Company	905	129	1,034
Subsidiary Guarantors	97,186	11,481	108,667
Non-guarantor Subsidiary	2,102	140	2,242
Non-guarantor VIEs	1,713	66	1,779
Consolidated	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	13,650	13,650
Consolidated	-	13,650	13,650
Total revenues
RAAM Global Energy Company	1,593	154	1,747
Subsidiary Guarantors	190,252	14,511	204,763
Non-guarantor Subsidiary	4,123	264	4,387
Non-guarantor VIEs	3,394	145	3,539
Consolidated	199,362	15,074	214,436
Production taxes
RAAM Global Energy Company	-	154	154
Subsidiary Guarantors	-	9,696	9,696
Non-guarantor Subsidiary	-	264	264
Non-guarantor VIEs	-	145	145
Consolidated	-	10,259	10,259
Depreciation, depletion and amortization
Subsidiary Guarantors	66,315	4,166	70,481
Consolidated	67,597	4,166	71,763
Derivative income
Subsidiary Guarantors	(1,700)	1,700	-
Consolidated	(1,700)	1,700	-
Total operating expense
RAAM Global Energy Company	13,005	154	13,159
Subsidiary Guarantors	122,194	15,562	137,756
Non-guarantor Subsidiary	368	264	632
Non-guarantor VIEs	1,247	145	1,392
Consolidated	136,814	16,125	152,939
Income from operations
Subsidiary Guarantors	68,058	(1,051)	67,007
Consolidated	62,548	(1,051)	61,497
Interest expense, net
Subsidiary Guarantors	(641)	830	189
Consolidated	(17,784)	830	(16,954)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	56,228	56,228
Eliminations	-	(56,228)	(56,228)
Total other income (expenses)
RAAM Global Energy Company	(19,001)	56,227	37,226
Subsidiary Guarantors	(643)	831	188
Eliminations	-	(56,228)	(56,228)
Consolidated	(19,644)	830	(18,814)
Income (loss) before taxes
RAAM Global Energy Company	(30,413)	56,227	25,814
Subsidiary Guarantors	67,415	(220)	67,195
Eliminations	-	(56,228)	(56,228)
Consolidated	42,904	(221)	42,683
Income tax provision
Subsidiary Guarantors	16,329	(86)	16,243
Consolidated	17,381	(86)	17,295
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(30,839)	56,227	25,388
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	25,523	(135)	25,388
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(30,839)	54,703	23,864
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	23,999	(135)	23,864
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(19,424)	56,227	36,803
Subsidiary Guarantors	184,585	830	185,415
Eliminations	-	(56,228)	(56,228)
Consolidated	172,098	830	172,928
Change in investments between affiliates
RAAM Global Energy Company	(48,431)	(56,228)	(104,659)
Eliminations	-	56,228	56,228
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(217,559)	(830)	(218,389)
Consolidated	(226,793)	(830)	(227,623)
Net cash used in investing activities
RAAM Global Energy Company	(69,526)	(56,228)	(125,754)
Subsidiary Guarantors	(168,725)	(830)	(169,555)
Eliminations	-	56,228	56,228
Consolidated	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	1,132	61	1,193
Subsidiary Guarantors	113,487	(37,960)	75,527
Non-guarantor VIEs	2,557	54	2,611
Consolidated	117,176	(37,845)	79,331
Oil sales
RAAM Global Energy Company	936	134	1,070
Subsidiary Guarantors	77,439	2,324	79,763
Non-guarantor VIEs	2,257	32	2,289
Consolidated	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	17,417	17,417
Consolidated	-	17,417	17,417
Total revenues
RAAM Global Energy Company	2,068	195	2,263
Subsidiary Guarantors	190,926	(18,219)	172,707
Non-guarantor VIEs	4,814	86	4,900
Consolidated	197,808	(17,938)	179,870
Production taxes
RAAM Global Energy Company	-	195	195
Subsidiary Guarantors	-	5,451	5,451
Non-guarantor VIEs	-	86	86
Consolidated	-	5,732	5,732
Depreciation, depletion and amortization
Subsidiary Guarantors	58,502	(4,642)	53,860
Consolidated	71,954	(4,642)	67,312
Derivative income
Subsidiary Guarantors	(555)	555	-
Consolidated	(555)	555	-
Total operating expense
RAAM Global Energy Company	16,533	196	16,729
Subsidiary Guarantors	111,061	1,364	112,425
Non-guarantor VIEs	2,575	85	2,660
Consolidated	130,169	1,645	131,814
Income from operations
Subsidiary Guarantors	79,865	(19,583)	60,282
Consolidated	67,639	(19,583)	48,056
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	68,930	68,930
Eliminations	-	(68,930)	(68,930)
Total other income (expenses)
RAAM Global Energy Company	(10,762)	68,930	58,168
Eliminations	-	(68,930)	(68,930)
Income (loss) before taxes
RAAM Global Energy Company	(25,227)	68,929	43,702
Subsidiary Guarantors	75,661	(19,583)	56,078
Eliminations	-	(68,930)	(68,930)
Consolidated	52,673	(19,583)	33,090
Income tax provision (benefit)
Subsidiary Guarantors	(3,524)	(7,646)	(11,170)
Consolidated	13,440	(7,646)	5,794
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(41,634)	68,930	27,296
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	39,233	(11,937)	27,296
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(41,634)	67,248	25,614
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	37,551	(11,937)	25,614
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(23,557)	68,930	45,373
Eliminations	-	(68,930)	(68,930)
Change in investments between affiliates
RAAM Global Energy Company	(69,691)	(68,930)	(138,621)
Eliminations	-	68,930	68,930
Net cash used in investing activities
RAAM Global Energy Company	(69,767)	(68,930)	(138,697)
Eliminations	-	68,930	68,930